Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 14, 2024
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 14, 2024
Document Effective Date	Jun. 26, 2024
Prospectus Date	Jul. 01, 2024
Innovator International Developed 10 Buffer ETF - Quarterly | Innovator International Developed 10 Buffer ETF - Quarterly
Prospectus:
Trading Symbol	IBUF